Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

Note 14—Leases

The Company’s lease obligations primarily relate to real estate, machinery and equipment. Prior to the adoption of the new lease standard in 2019, rent expense was $364 million and $385 million in 2018 and 2017, respectively. Sublease income received by the Company on leased assets was $7 million and $11 million in 2018 and 2017, respectively.

Under the new accounting standard, adopted in January 2019, the components of lease expense were as follows:

($ in millions)	2019
	Land and	Machinery
	buildings	and equipment	Total
Operating lease cost	268	101	369
Finance lease cost:
Amortization of right-of-use assets	13	20	33
Interest on lease liabilities	1	2	3
Variable lease cost(1)	—	5	5
Short-term lease cost	19	29	48
Sub-lease income	(2)	—	(2)
Total lease expense	299	157	456

(1) Primarily relates to variable payments that are tied to the consumer price index and are therefore included in the measurement of the right-of-use asset or lease liability.

The following table presents supplemental cash flow information related to leases:
($ in millions)	2019
	Land and	Machinery
	buildings	and equipment	Total
Cash paid for amounts included in the measurement
of lease liabilities:
Operating cash flows from operating leases	252	96	348
Operating cash flows from finance leases	1	2	3
Financing cash flows from finance leases	8	12	20
Right-of-use assets obtained in exchange for new liabilities:
Under operating leases	153	52	205
Under finance leases	23	18	41
At December 31, 2019, the future net minimum lease payments for operating and finance leases and the related present value of the net minimum lease payments consisted of the following:
($ in millions)	Operating Leases		Finance Leases
	Land and	Machinery	Land and	Machinery
	buildings	and equipment	buildings	and equipment
2020	222	86	23	14
2021	178	41	24	11
2022	137	21	23	8
2023	105	10	20	4
2024	86	8	21	1
Thereafter	226	5	84	—
Total minimum lease payments	954	171	195	38
Less amount representing estimated executory
costs included in total minimum lease payments	—	—	(1)	—
Net minimum lease payments	954	171	194	38
Difference between undiscounted cash flows
and discounted cash flows	(98)	(5)	(59)	(2)
Present value of minimum lease payments	856	166	135	36
The following table presents certain information related to lease terms and discount rates for leases as of December 31, 2019:
($ in millions)	Operating Leases		Finance Leases
	Land and	Machinery	Land and	Machinery
	buildings	and equipment	buildings	and equipment
Weighted-average remaining term (months)	78	29	110	33
Weighted-average discount rate	3.0%	2.2%	8.2%	2.8%

Minimum lease payments have not been reduced by minimum sublease rentals due in the future under non‑cancelable subleases. Such minimum sublease rentals were not significant. The present value of minimum finance lease payments included in “Short‑term debt and current maturities of long‑term debt” and “Long‑term debt” in the Consolidated Balance Sheets at December 31, 2019, amounts to $17 million and $154 million, respectively.